Consolidated Balance Sheets		Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Current assets:
Cash and cash equivalents		$ 1,511,101	$ 1,937,987	$ 34,237
Accounts receivable, net		279,424	358,361	428,577
Inventories		19,036	24,414	23,036
Deposits, prepayments and other receivables		7,134,805	9,150,388	841,012
Total current assets		8,966,350	11,499,345	1,398,339
Non-current assets:
Property and equipment, net		79,969	102,560	183,950
Operating lease right-of-use assets		528,430	677,711	3,684,205
Deferred Financing Cost				1,376,650
Total non-current assets		608,399	780,271	5,244,805
TOTAL ASSETS		9,574,749	12,279,616	6,643,144
Current liabilities:
Accounts payables, accruals, and other current liabilities		581,826	746,192	951,750
Bank borrowings		245,270	314,559	756,182
Lease liabilities		16,084	20,628	40,835
Operating lease payable		202,917	260,241	1,089,515
Income tax payable
Total current liabilities		1,113,689	1,428,307	5,084,824
Non-current liabilities:
Bank borrowings		6,906	8,858	323,417
Lease liabilities				20,716
Operating lease payable		325,929	418,004	2,668,293
Total non-current liabilities		332,835	426,862	3,012,426
TOTAL LIABILITIES		1,446,524	1,855,169	8,097,250
Commitments and contingencies
Shareholders’ equity
Common stock, value	[1]			10
Additional paid-in capital		13,965,237	17,910,416	598,980
Retained earnings		(5,837,028)	(7,485,989)	(2,053,096)
Total shareholders' equity		8,128,225	10,424,447	(1,454,106)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		9,574,749	12,279,616	6,643,144
Common Class A [Member]
Shareholders’ equity
Common stock, value	[1]	10	13
Common Class B [Member]
Shareholders’ equity
Common stock, value	[1]	6	7
Related Party [Member]
Current assets:
Amount due from related parties		21,984	28,195	71,477
Current liabilities:
Amount due to a shareholder		30,840	39,553	869,892
Shareholders [Member]
Current liabilities:
Amount due to a shareholder		$ 36,752	$ 47,134	$ 1,376,650

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.